Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
PGIM CORE ULTRA SHORT BOND FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		4.46%	3.53%	2.46%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	6.85%	(0.20%)	1.88%
ICE US 1-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE US 1-Month Treasury Bill Index
Average Annual Return, Percent		4.18%	3.23%	2.14%
Bloomberg 1-3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Month US Treasury Bill Index
Average Annual Return, Percent		4.21%	3.30%	2.21%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.